Label	Element	Value
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.57 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.60%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.60%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: 559.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.90%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $509.02 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.20%)
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $595.14 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(10.20%)